Other notes (Tables)	12 Months Ended
Dec. 31, 2017
Additional information [abstract]
Disclosure of invested capital
As at December 31, 2017 and 2016 invested capital consists of the following:

	Interest rate	Maturity	Comment	In EUR k
				As at Dec 31,
				2017	2016
Reported equity	N/A	N/A		83,262	52,882
Term Loans (see note (7.10(a)))	Interest after November 2017 repricing: EURIBOR / LIBOR (Floor 0.0%) plus 2.50% Margin.	July 25, 2024	1% minimum repayment / year; voluntary additional repayments	558,569
	Interest as at 31 December 2016: EURIBOR / LIBOR (Floor 0.75%) plus 3.00% Margin	July 25, 2021	1% minimum repayment / year; voluntary additional repayments		618,059
Cash and cash equivalents	N/A	N/A	N/A	(60,272)	(73,907)
Total invested capital				581,559	597,034

Disclosure of income and expenses and gains and losses from financial instruments
The income and expenses and gains and losses from financial instruments recognized in the income statement are presented as net items by measurement category as listed in IAS 39 Financial Instruments: Recognition and Measurement.

	In EUR k
	2017	2016	2015	2017	2016	2015
	Loans and receivables			Financial assets held for trading / Financial assets designated as hedging instruments
Income from the reversal of bad debt allowances	5,736	3,099	1,285	—	—	—
Income from the currency translation of monetary items	26,505	20,598	5,008	—	—	—
Income from the valuation of derivatives	—	—	—	404	217	2,202
Expenses from the currency translation of monetary items	(44,707)	(23,498)	(1,930)	—	—	—
Expenses from the valuation of derivatives	—	—	—	(980)	(999)	(2,247)
Expenses for bad debt allowances on trade receivables	(3,780)	(4,585)	(1,957)	—	—	—
Result from loans and receivables	370	157	1,577	—	—	—
Other interest-like income	374	514	368	—	—	—
Total	(15,502)	(3,715)	4,351	(576)	(782)	(45)

	In EUR k
	2017	2016	2015	2017	2016	2015
	Liabilities held for trading			Liabilities measured at amortized cost
Income from the currency translation of monetary items	—	—	—	12,834	3,878	—
Expenses from the currency translation of monetary items	—	—	—	—	—	(16,553)
Expenses from the valuation of derivatives	(3,683)	(11,549)	(7,315)	—	—	—
Interest expenses from loans	—	—	—	(24,415)	(33,567)	(41,174)
Other interest-like expenses	—	—	—	(2,453)	(1,847)	(1,088)
Total	(3,683)	(11,549)	(7,315)	(14,034)	(31,536)	(58,815)

Disclosure of financial assets

	In EUR k
	As at Dec 31,
	2017			2016
	Total	Thereof current	Thereof non‑current	Total	Thereof current	Thereof non‑current
Trade receivables	195,341	195,341	—	190,503	190,503	—
Receivables from hedges/ derivatives	2,964	757	2,207	2,826	1,599	1,227
Loans	574	—	574	1,357	593	764
Miscellaneous financial assets	2,678	2,487	191	3,259	3,072	187
Other financial assets	6,216	3,244	2,972	7,442	5,264	2,178
Total	201,557	198,585	2,972	197,945	195,767	2,178
The table below shows a comparison of the carrying amount to the fair value of each financial asset and financial liability as at December 31, 2017 and 2016:

	In EUR k
	2017	2016	2017	2016
	Carrying amount		Fair value
Loans and receivables
Trade receivables	195,341	190,503	195,341	190,503
Loans	574	1,357	574	1,357
Miscellaneous financial assets	2,678	3,259	2,678	3,259
Cash and cash equivalents	60,272	73,907	60,272	73,907
Total	258,865	269,026	258,865	269,026

Financial assets held for trading
Receivables from derivatives	2,964	2,826	2,964	2,826

Total financial assets	261,829	271,852	261,829	271,852

Liabilities measured at amortized cost
Term loan	558,569	618,059	570,528	630,581
Local Bank Loan	10,433	—	10,433	—
Trade payables	141,436	122,913	141,436	122,913
Other financial liabilities	97	202	97	202
Total	710,535	741,174	722,494	753,696

Liabilities held for trading
Liabilities from derivatives	4,330	863	4,330	863
Total financial liabilities	714,865	742,037	726,824	754,559

Disclosure of financial liabilities

	In EUR k
	As at Dec 31,
	2017			2016
	Total	Thereof current	Thereof non-current	Total	Thereof current	Thereof non-current
Term Loan	558,569	5,007	553,562	618,059	4,526	613,533
Local bank loans	10,433	15	10,418	—	—	—
Liabilities from derivatives	4,330	774	3,556	863	863	—
Other financial liabilities	97	52	45	202	76	126
Total financial liabilities	573,429	5,848	567,581	619,124	5,465	613,659

Trade payables	141,436	141,436	—	122,913	122,913	—

Total	714,865	147,284	567,581	742,037	128,378	613,659
The table below shows a comparison of the carrying amount to the fair value of each financial asset and financial liability as at December 31, 2017 and 2016:

	In EUR k
	2017	2016	2017	2016
	Carrying amount		Fair value
Loans and receivables
Trade receivables	195,341	190,503	195,341	190,503
Loans	574	1,357	574	1,357
Miscellaneous financial assets	2,678	3,259	2,678	3,259
Cash and cash equivalents	60,272	73,907	60,272	73,907
Total	258,865	269,026	258,865	269,026

Financial assets held for trading
Receivables from derivatives	2,964	2,826	2,964	2,826

Total financial assets	261,829	271,852	261,829	271,852

Liabilities measured at amortized cost
Term loan	558,569	618,059	570,528	630,581
Local Bank Loan	10,433	—	10,433	—
Trade payables	141,436	122,913	141,436	122,913
Other financial liabilities	97	202	97	202
Total	710,535	741,174	722,494	753,696

Liabilities held for trading
Liabilities from derivatives	4,330	863	4,330	863
Total financial liabilities	714,865	742,037	726,824	754,559

Disclosure of fair value measurement of assets
The table below presents the allocation of the fair values to the fair value hierarchy levels (see note (2.5)    Significant accounting policies).

	In EUR k
	As at Dec 31,
	2017	2016	2017	2016	2017	2016
	Level 1		Level 2		Level 3
Financial assets measured at fair value
Receivables from derivatives	—	—	2,964	2,826	—	—
Financial liabilities measured at fair value
Liabilities from derivatives	—	—	4,330	863	—	—
Liabilities for which fair values are disclosed
Term loan	—	—	570,528	630,581	—	—
Local Bank Loan	—	—	10,433	—	—	—

Disclosure of fair value measurement of liabilities
The table below presents the allocation of the fair values to the fair value hierarchy levels (see note (2.5)    Significant accounting policies).

	In EUR k
	As at Dec 31,
	2017	2016	2017	2016	2017	2016
	Level 1		Level 2		Level 3
Financial assets measured at fair value
Receivables from derivatives	—	—	2,964	2,826	—	—
Financial liabilities measured at fair value
Liabilities from derivatives	—	—	4,330	863	—	—
Liabilities for which fair values are disclosed
Term loan	—	—	570,528	630,581	—	—
Local Bank Loan	—	—	10,433	—	—	—

Disclosure of hedging instruments
The following table shows a current and non-current classification for foreign currency derivatives, interest rate derivatives and commodity derivatives:

	As at Dec 31,
	2017	2016	2017	2016	2017	2016
	Total		Thereof current		Thereof non-current
	In EUR k
Receivables from foreign currency derivatives	559	271	559	271	—	—
Receivables from interest rate derivatives	2,207	1,022	—	—	2,207	1,022
Receivables from combined interest rate and foreign currency derivatives	—	205	—	—	—	205
Receivables from commodity derivatives	198	1,328	198	1,328	—	—
Total receivables from derivatives	2,964	2,826	757	1,599	2,207	1,227
Liabilities from foreign currency derivatives	749	—	749	—	—	—
Liabilities from interest rate derivatives	509	—	—	—	509	—
Liabilities from combined interest rate and foreign currency derivatives	3,047	—	—	—	3,047	—
Liabilities from commodity derivatives	25	863	25	863	—	—
Total liabilities from derivatives	4,330	863	774	863	3,556	—

Disclosure of nature and extent of risks arising from financial instruments
To reduce interest rate risk, the Group has entered into interest rate caps and a swap on August 28, 2014, September 2, 2014, November 10, 2017, and November 14, 2017 as indicated below:

In Currency k				Nominal Amount at Year End
Currency	Type	Strike/Rate	Start Date	Expiry Date	2017	2018	2019	2020	2021
EUR	Cap	1%	12/31/2014	3/31/2021	200,000	150,000	75,000	25,000	—
USD	Cap	2.5%	12/31/2014	3/31/2021	200,000	125,000	75,000	25,000	—
EUR	Cap	1%	12/29/2017	12/29/2021	100,000	150,000	225,000	250,000	—
USD	Cap	2.5%	12/29/2017	12/29/2021	75,000	150,000	170,000	225,000	—
EUR	Floored Swap	0.0%/1.16%	12/29/2021	7/25/2024	—	—	—	—	275,000
Total1)					529,300	529,300	504,286	483,455	275,000

1)USD/EUR exchange rate of 1.993

Disclosure of the hypothetical change in the interest rate
A fluctuation of the USD/EUR exchange rate of 10% with other conditions remaining unchanged would have had the following effect on Orion’s consolidated profit or loss before taxes as at December 31, 2017, 2016 and 2015:

In EUR k	Value of the Euro in relation to the U.S. Dollar
	Increase by 10%	Decrease by 10%	Increase by 10%	Decrease by 10%	Increase by 10%	Decrease by 10%
	2017		2016		2015
FX gain / (FX loss) in finance result	8,219	(10,045)	10,436	(12,755)	12,240	(14,960)
Increase (decrease) in income before taxes	8,219	(10,045)	10,436	(12,755)	12,240	(14,960)
Increase (decrease) in equity (Reserve for hedges of a net investment in foreign operation)	13,644	(16,676)	15,524	(18,974)	15,030	(18,371)
Increase (decrease) in total comprehensive income before taxes	21,863	(26,721)	25,960	(31,729)	27,270	(33,331)
The effect of this hypothetical change in the interest rate of the variable rate loan as well as a hypothetical change in interest rate of the revolving credit facilities on Orion’s consolidated profit or loss before taxes for the year ended December 31, 2017, 2016 and 2015 is as follows:

	As at Dec 31,
	2017		2016		2015
	Increase by 0.50%	Decrease by 0.50%	Increase by 0.50%	Decrease by 0.50%	Increase by 0.50%	Decrease by 0.50%
	In EUR k
Increase (decrease) in the interest expense	651	(94)	1,013	(622)	(633)	525
Increase (decrease) in income before taxes	(651)	94	(1,013)	622	633	(525)
Increase (decrease) in equity (Cash flow hedge reserve)	4,429	(2,821)	181	—	281	—
Increase (decrease) in total comprehensive income before taxes	3,778	(2,727)	(832)	622	914	(525)

Disclosure of liquidity risk
The following tables show the residual terms of our Term Loan and its impact on our cash flows based on the agreed maturity date, the repayment schedule, and the total interest amounts. Implied three months EUR forward interest rates and implied USD forward interest rates starting on December 31, 2017 were used to calculate the repayment amounts.
As at December 31, 2017:

In EUR mill	2018	2019	2020	2021	Thereafter	Total
Debt:[1]
to third parties	7.0	7.0	7.0	7.0	542.6	570.5
Borrowing cost:[2]
to third parties	19.0	19.6	20.4	21.0	56.4	136.4
Total	26.0	26.5	27.3	28.0	599.0	707.0
1) USD/EUR of 1.1993 exchange rate assumed at the date of repayment
2) Interest denominated in U.S. Dollar is translated at a rate of USD/EUR of 1.1993
The following table shows the residual terms of our Term Loan and his impact on our cash flows based on their agreed maturity dates and the total interest and repayment amounts in the prior year:
As at December 31, 2016:

In EUR mill	2017	2018	2019	2020	Thereafter	Total
Debt:[1]
to third parties[2]	26.9	7.4	7.4	7.4	581.5	630.6
Borrowing cost:[3]
to third parties	24.3	25.5	26.1	26.4	21.5	123.9
Total	51.2	32.9	33.5	33.8	603.0	754.5
1) USD/EUR of 1.0541 exchange rate is assumed at the date of repayment
2) Includes EUR 20m voluntary debt repayment voluntarily in January 2017
3) Interest denominated in U.S. Dollar is translated at a rate of USD/EUR of 1.0541

Disclosure of reconciliation of changes in liabilities from financing activities
The following table shows the reconciliation and evaluation of changes in liabilities arising from financing activities, for both periods 2017 and 2016.

In EUR k	As at Jan 1, 2016	Cash flows (w/o interest payments)	Transfer	FX movement P&L	FX movement OCI	Other	As at Dec 31, 2016
Term loan	650,564	(41,976)	(4,526)	3,538	5,427	505	613,533
Liabilities under finance leases	218	(102)	—	—	—	10	126
Non-current liabilities from financing activities	650,782	(42,078)	(4,526)	3,538	5,427	516	613,659
Current interest-bearing liabilities	4,525	(7,259)	4,526	(20)	—	2,754	4,526
Current liabilities under finance leases	62	—	—	—	—	4	67
Current liabilities from financing activities	4,587	(7,259)	4,526	(20)	—	2,758	4,593
Total	655,369	(49,337)	—	3,518	5,427	3,274	618,252

In EUR k	As at Jan 1, 2017	Cash flows (w/o interest payments)	Transfer	FX movment P&L	FX movement OCI	Other	As at Dec 31, 2017
Term loan	613,533	(22,402)	(5,007)	(12,533)	(20,674)	644	553,562
Local bank loans	—	9,995	—	—	423	—	10,418
Liabilities under finance leases	126	(88)	—	—	—	8	45
Non-current liabilities from financing activities	613,659	(12,495)	(5,007)	(12,533)	(20,251)	651	564,025
Current interest-bearing liabilities	4,526	(7,112)	5,007	(275)	—	2,876	5,022
Current liabilities under finance leases	67	(21)	—	—	—	—	46
Financing related derivatives	—	—	—	—	—	3,555	3,555
Current liabilities from financing activities	4,593	(7,133)	5,007	(275)	—	6,431	8,622
Total	618,252	(19,628)	—	(12,807)	(20,251)	7,083	572,648

Disclosure of transactions between related parties
The following table presents compensation, including social security costs, pension expenses and other personnel expenses for the years 2015 through 2017:

	In EUR k
	Years ended Dec 31,
	2017	2016	2015
Wages & salaries	5,886	5,458	4,253
Social security costs	140	128	114
Pension expenses	498	443	357
Other personnel expenses	757	782	421
Share based payments	6,173	2,714	907
Total	13,454	9,525	6,052

Disclosure of maturity analysis of operating lease payments
The nominal amounts of obligations from future minimum lease payments for assets leased under operating lease agreements have the following maturity:

Maturity	In EUR k
	As at Dec 31,
	2017	2016
Less than one year	4,404	4,058
1 to 2 years	5,927	2,853
2 to 3 years	5,476	2,752
3 to 4 years	1,241	2,339
4 to 5 years	1,088	2,402
More than 5 years	9,635	6,181
Total	27,771	20,585

Disclosure of long-term supply commitments
To safeguard the supply of raw materials, contractual purchase commitments under long-term supply agreements for raw materials, especially oil and gas, are in place with the following maturities:

Maturity	In EUR k
	As at Dec 31,
	2017	2016
Less than one year	91,059	147,857
1 to 5 years	197,314	227,074
More than 5 years	0	38,435
Total	288,373	413,366